Financial Instruments - Maximum Exposure to Credit Risk (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 26,536,803	₩ 23,385,567
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,754,644	3,514,872
Derivative financial assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	117,875	112,278
Short-term financial instrument [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,133,404	6,861,242
Debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	174,414	367,926
Other securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	364,404	340,008
Other receivables [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,302,515	2,195,700
Trade accounts and notes receivable [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,329,596	8,214,459
Deposit instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 2,359,951	₩ 1,779,082